SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Oil and gas revenues	$ 2,012,543	$ 2,667,508	$ 3,525,454
Production costs	(2,577,483)	(2,764,958)	(2,943,173)
Depletion, depreciation, and amortization	(559,925)	(665,187)	(702,217)
Result of oil and gas producing operations before income taxes	(1,124,865)	(762,637)	(119,936)
Provision for income taxes
Results of oil and gas producing operations	$ (1,124,865)	$ (762,637)	$ (119,936)